Note 18 - Income Taxes - Components of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2020	Jan. 31, 2019
Accrued liabilities not currently deductible	$ 14,838	$ 11,483
Accumulated net operating losses	10,579	11,081
Difference between tax and accounting basis of property and equipment	33,929
Research and development and other tax credits and expenses	756	911
Total deferred income tax assets	60,102	23,475
Difference between tax and accounting basis of intangible assets	(41,381)	(23,974)
Difference between tax and accounting basis of property and equipment		(909)
Other temporary differences	(1,716)	(574)
Total deferred income tax liabilities	(43,097)	(25,457)
Net deferred income taxes	17,005	(1,982)
Valuation allowance	(10,470)	(9,927)
Net deferred income taxes, net of valuation allowance	$ 6,535	$ (11,909)